TAXES ON INCOME (Schedule of Income Tax Expense (Benefit) by jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic	$ 479	$ 946	$ 822
Foreign	754	819	262
Total	1,233	1,765	1,084
Domestic
Write off of prepaid and withholding taxes	479	946	822
Total Domestic	479	946	822
Foreign
Current taxes	275	288	248
Taxes in respect of previous years	(64)	12	(13)
Write off of prepaid and withholding taxes	169	167	(73)
Change in expense associated with tax positions for current year	375	352	100
Total foreign	754	819	262
Total income tax expense (benefit)	$ 1,233	$ 1,765	$ 1,084